Note 1: Nature of Operations	3 Months Ended
Jun. 30, 2012
Organization, Consolidation and Presentation of Financial Statements:
Nature of Operations
1. Nature of the Business

Atlas Futures Fund, Limited Partnership (the "Fund") was formed January 12, 1998 under the laws of the state of Delaware.  The Fund is engaged in the speculative trading of futures contracts in commodities, which commenced in October 1999.  Ashley Capital Management, Inc. (the "Corporate General Partner") and Michael Pacult (the "Individual General Partner" and collectively the "General Partner") are the General Partners and the commodity pool operators ("CPO's") of the Fund.  The sole registered commodity trading advisor ("CTA") of the fund is Hamer Trading Inc. ("Hamer").  Effective July 2004 the Fund began to sell issuer direct on a best efforts basis with no sales commissions.

The Fund has filed an S-1 registration statement to register an additional $10,000,000 in Units. Upon effectiveness, the Units will be offered and sold pursuant to a prospectus under similar terms to the previous offering; however, there will be compensation to the affiliated selling agent, Futures Investment Company, of an up front selling commission of 6% calculated on the gross subscription amount in addition to $2,000 paid by the Fund for legal fees associated with the review of the offering by the Financial Industry Regulatory Authority ("FINRA").

Regulation - The Fund is a registrant with the Securities and Exchange Commission ("SEC") pursuant to the Securities Act of 1933 ("the Act"). The Fund is subject to the regulations of the SEC and the reporting requirements of the Securities and Exchange Act of 1934. The Fund is also subject to the regulations of the Commodities Futures Trading Commission ("CFTC"), an agency of the U.S. government which regulates most aspects of the commodity futures industry, the rules of the National Futures Association and the requirements of various commodity exchanges where the Fund executes transactions. Additionally, the Fund is subject to the requirements of futures commission merchants ("FCM's") and interbank market makers through which the Fund trades and regulated by commodity exchanges and by exchange markets that may be traded by the advisor.